Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations

	As of March 17,	As of March 31,
	2025	2024
ASSETS
Current assets:
Cash and cash equivalents	$15,554,868	$17,087,419
Accounts receivable, net	15,170	7,343
Prepayments and other current assets	5,286	2,819
Deferred expenses	204,322	878,654
Amounts due from related parties	—	939,450
Total current assets	15,779,646	18,915,685
Non-current assets:
Long-term investment	16,630,239	15,552,775
Property and equipment, net	489	495
Total non-current assets	16,630,728	15,553,270
TOTAL ASSETS	$32,410,374	$34,468,955
Current liabilities:
Taxes payable	1,492	1,082
Employee benefits payable	26,096	45,984
Deferred revenue-current	—	111,630
Other payables	243,692	162,090
Interest payable	1,734,270	992,701
Total current liabilities:	2,005,550	1,313,487
Non-current liabilities:
Long-term loans	13,096,934	13,250,516
Total non-current liabilities	13,096,934	13,250,516
TOTAL LIABILITIES	$15,102,484	$14,564,003

	From April 1, 2024	For the years ended March 31,
	to March 17, 2025	2024	2023
Revenue	$130,615	$1,999,056	$10,250,708
Net profit (loss)	$(1,451,327)	$462,886	$(18,310,962)

	From April 1, 2024	For the years ended March 31,
	to March 17, 2025	2024	2023
Net cash provided by (used in) operating activities	$(3,182,287)	$(1,500,154)	$148,162
Net cash provided by (used in) investing activities	—	4,788	(529,511)
Net cash provided by (used in) financing activities	—	—	—
Effects of exchange rate changes on cash	1,649,736	(559,935)	(1,127,433)
Net increase/(decrease) in cash and cash equivalents – Discontinued operations	$(1,532,551)	$(2,055,301)	$(1,508,782)

Upon disposal on March 17, 2025
USD
Net loss from Wuxi Wangdao at single entity level	$(1,451,327)
Loss from VIE termination:
Consideration received - RMB 10,700,000 loan repayment agreement	1,492,579
Fair value of 3% equity share of Fujian Fishery	13,159,074
Less: Carrying value of Wuxi Wangdao’s retained earnings	17,802,741
Loss due to VIE termination	(3,151,088)
Total Net loss from discontinued operation	$(4,602,415)